Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Summary of fair value of assets acquired and liabilities assumed as part of the Acquisition

The following table summarizes the provisional fair values assigned to assets acquired and liabilities assumed.

	Acquisition
(in thousands)	Raiker	Grant	Orr	Dave	Yang	Total
Consideration:
Cash	$892	$849	$816	$2,000	$4,615	$9,172
Deferred	818	200	200	750	2,500	4,468
Fair value of total consideration transferred	$1,710	$1,049	$1,016	$2,750	$7,115	$13,640
Estimated fair value of assets acquired and liabilities assumed:
Cash	$65	$—	$—	$—	$—	$65
Accounts receivable	398	—	183	—	—	581
Inventory	62	49	16	—	115	242
Property and equipment, net	—	—	13	35	19	67
Clinical contracts	—	450	150	77	68	745
Goodwill	1,454	550	837	2,645	6,913	12,399
Total assets acquired	1,979	1,049	1,199	2,757	7,115	14,099
Accounts payable	120	—	—	—	—	120
Accrued liabilities	—	—	—	7	—	7
Current portion of long term debt	149	—	183	—	—	332
Total liabilities assumed	269	—	183	7	—	459
Net assets acquired	$1,710	$1,049	$1,016	$2,750	$7,115	$13,640

The following table summarizes the provisional fair values assigned to assets acquired and liabilities assumed.

(in thousands)	Raiker Acquisition	Grant Acquisition	Orr Acquisition	Dave Acquisition	Yang Acquisition	Total
Consideration:
Cash	$892	$849	$816	$2,000	$4,615	$9,172
Deferred	818	200	200	750	2,500	4,468
Fair value of total consideration transferred	$1,710	$1,049	$1,016	$2,750	$7,115	$13,640
Estimated fair value of assets acquired and liabilities assumed:
Cash	$65	$—	$—	$—	$—	65
Accounts receivable	398	—	183	—	—	581
Inventory	62	49	16	—	115	242
Property and equipment, net	—	—	13	35	19	67
Clinical contracts	—	450	150	77	68	745
Goodwill	1,454	550	837	2,645	6,913	12,399
Total assets acquired	1,979	1,049	1,199	2,757	7,115	14,099
Accounts payable	120	—	—	—	—	120
Accrued liabilities	—	—	—	—	—	7
Current portion of long term debt	149	—	183	—	—	332
Total liabilities assumed	269	—	183	7	—	459
Net assets acquired	$1,710	$1,049	$1,016	$2,750	$7,115	$13,640

Business acquisition, pro forma information

Year Ended December 31,
(in thousands)	2020
Revenue	$202,316
Net loss	$(12,195)